Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit after tax	£ 1,111	£ 1,119	£ 1,439
Taxation charge	517	499	197
Net finance costs	368	207	2
Depreciation of property, plant and equipment and right of use assets	201	180	174
Amortisation of intangible assets	108	107	94
Impairment and assets written off, net of reversals	200	143	1
Loss/(gain) on sale of intangible assets, property, plant and equipment and businesses	12	(30)	(31)
Share-based incentive plan expense	76	15
Other non-cash movements	(11)	9	(22)
Increase/(decrease) in pension and other provisions	70	(43)	(36)
Changes in working capital:
Increase in inventories	(131)	(292)	(17)
Decrease/(increase) in trade receivables	38	(85)	14
Increase in trade payables	112	387	41
Net change in other receivables and payables	(126)	171	(190)
Taxation paid	(445)	(324)	(310)
Net cash inflow from operating activities	2,100	2,063	1,356
Cash flows from investing activities
Purchase of property, plant and equipment	(234)	(304)	(228)
Proceeds from sale of property, plant, and equipment			12
Purchase of intangible assets	(102)	(24)	(70)
Proceeds from sale of intangible assets	246	36	137
Purchase of business, net of cash acquired	(71)
Loans to related parties		(9,211)
Proceeds from settlement of amounts invested with GSK finance companies		700	100
Interest received	27	19	16
Net cash outflow from investing activities	(134)	(8,784)	(33)
Cash flows from financing activities
Payment of lease liabilities	(55)	(45)	(38)
Interest paid	(404)	(163)	(15)
Dividends paid to shareholders	(388)	(2,682)	(1,148)
Distributions to non-controlling interests	(58)	(48)	(35)
Contribution from parent		18	4
Repayment of borrowings	(553)	(1,518)
Proceeds from borrowings		11,004	8
Purchase of shares by employee benefit trust	(38)
Other financing cash flows	(72)	345	(12)
Net cash (outflow)/inflow from financing activities	(1,568)	6,911	(1,236)
Increase in cash and cash equivalents and bank overdrafts	398	190	87
Cash and cash equivalents and bank overdrafts at the beginning of the period	611	406	323
Exchange adjustments	(15)	15	(4)
Cash and cash equivalents and bank overdrafts at the end of the period	994	611	406
Cash and cash equivalents and bank overdrafts at the end of the period comprise:
Cash and cash equivalents	1,044	684	414
Overdrafts	(50)	(73)	(8)
Cash and cash equivalents and bank overdrafts at the end of the period	£ 994	£ 611	£ 406